Prepayments and other current assets - Summary of provision for other current assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Balance at the beginning of year	¥ 91,422	$ 14,346	¥ 48,647	¥ 20,204
Cumulative effect of adoption of new accounting standard for expected credit losses	17,829	2,798	829,652	185,130
Addition	13,216	2,073	56,747	30,023
Reversal			(837)	(1,580)
Write-offs	(10,205)	(1,601)	(14,968)
Balance at the end of year	94,433	14,818	91,422	48,647
Accounting standards update
Addition			1,833
Prepaid Expenses And Other Current Asset [Member]
Balance at the beginning of year	342,383	53,727	154,482	29,901
Addition	22,408	3,516	182,829	132,825
Reversal	(19,550)	(3,068)	(12,190)	(8,244)
Write-offs	(27,207)	(4,269)	0
Balance at the end of year	318,034	$ 49,906	342,383	¥ 154,482
Prepaid Expenses And Other Current Asset [Member] | Accounting standards update
Cumulative effect of adoption of new accounting standard for expected credit losses	¥ 0		¥ 17,262